Financial instruments - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Trade and other current receivables	$ 907,181	$ 1,087,420
Non-current trade receivables	2,559	2,091
Trade and other non-current receivables	2,559	2,091
Trade and other receivables	909,740	1,089,511
Trade and other receivables
Financial instruments [Line Items]
Current trade receivables	784,422	1,002,223
Current prepayments	74,630	38,709
Other current receivables	18,163	16,648
Guarantee deposits, current	29,966	29,840
Non-current trade receivables	0	0
Non-current prepayments	0	0
Other non-current receivables	2,559	2,091
Guarantee deposits, non-current	0	0
Trade receivables	784,422	1,002,223
Prepayments	74,630	38,709
Other Receivables	20,722	18,739
Guarantee deposits	$ 29,966	$ 29,840